Loss per Share (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Loss attributable to ordinary Shareholders
Basic loss for the year	₪ (717)	₪ (15)	₪ (202)
Effect of diluted per share loss in a subsidiary
Diluted loss for the year	₪ (717)	₪ (15)	₪ (202)